Credit Facilities (Details) - Schedule of outstanding balances of long-term bank borrowings - Long-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less: current maturities	$ (253,352)	$ (269,009)
Non-current maturities	$ 586,935	179,339
WeBank Co., Ltd.[Member]
Debt Instrument [Line Items]
Debt instrument, term	From August 26, 2021 to August 26, 2023
Debt instrument weighted average interest rate	9.00%
Debt instrument, description	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Debt instrument paid off
Total	$ 343,174	448,348
WeBank Co., Ltd.One [Member]
Debt Instrument [Line Items]
Debt instrument, term	From July 13, 2022 to July 13, 2024
Debt instrument weighted average interest rate	16.20%
Debt instrument, description	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Debt instrument paid off
Total	$ 176,763
Kincheng Bank of Tianjin Co., Ltd. [Member]
Debt Instrument [Line Items]
Debt instrument, term	From July 5, 2022 to July 5, 2024
Debt instrument weighted average interest rate	9.00%
Debt instrument, description
Debt instrument paid off
Total	$ 154,652
WeBank Co., Ltd.Two [Member]
Debt Instrument [Line Items]
Debt instrument, term	From September 8, 2022 to September 8, 2024
Debt instrument weighted average interest rate	16.20%
Debt instrument, description
Debt instrument paid off
Total	$ 165,698